Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Leases [Abstract]
Total rental expenses for property, plant and equipment charged to operations	$ 3,706	$ 2,612	$ 2,941